CONSOLIDATED RESTATEMENT OF COMPARATIVE PERIOD STATEMENT OF FINANCIAL POSITION (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Trade receivables and other (Note 8)	$ 662	$ 694	$ 605
Property, plant and equipment (Note 10)	18,549	18,362	14,408
Intangible assets and goodwill (Note 11)	6,340	6,444	4,409
Investments in equity accounted investees (Note 12)	4,377	5,974	6,383
Right-of-use assets	651	691	427	$ 427
Finance lease receivable (Note 16)	138	145	0
Advances to related parties and other assets (Note 30)	50	150	170
Assets	31,416	32,755	26,811
Liabilities
Trade payables and other (Note 15)	780	1,005	796
Decommissioning provision (Note 18)	348	337	158
Deferred tax liabilities (Note 14)	2,925	2,945	2,814
Liabilities	16,401	15,887	12,302
Equity
Retained earnings		(1,785)	(1,953)
Equity	15,015	16,868	14,509	$ 14,509
Previously stated
Assets
Trade receivables and other (Note 8)		692	605
Property, plant and equipment (Note 10)		18,775	14,712
Intangible assets and goodwill (Note 11)		6,429	4,409
Investments in equity accounted investees (Note 12)		5,954	6,368
Right-of-use assets		822	427
Finance lease receivable (Note 16)		29	0
Advances to related parties and other assets (Note 30)		157	177
Assets		33,153	27,107
Liabilities
Trade payables and other (Note 15)		1,013	796
Decommissioning provision (Note 18)		864	569
Deferred tax liabilities (Note 14)		2,906	2,782
Liabilities		16,383	12,681
Equity
Retained earnings		(1,883)	(2,036)
Equity		16,770	14,426
Accounting policy change adjustments
Assets
Trade receivables and other (Note 8)		0	0
Property, plant and equipment (Note 10)	(546)	(372)	(304)
Intangible assets and goodwill (Note 11)		0	0
Investments in equity accounted investees (Note 12)	24	20	15
Right-of-use assets	(51)	(39)	0
Finance lease receivable (Note 16)		0	0
Advances to related parties and other assets (Note 30)	(7)	(7)	(7)
Assets	(580)	(398)	(296)
Liabilities
Trade payables and other (Note 15)		0	0
Decommissioning provision (Note 18)	(734)	(527)	(411)
Deferred tax liabilities (Note 14)	37	31	32
Liabilities	(697)	(496)	(379)
Equity
Retained earnings	$ 117	98	83
Equity		98	$ 83
Acquisition Adjustment
Assets
Trade receivables and other (Note 8)		2
Property, plant and equipment (Note 10)		(41)
Intangible assets and goodwill (Note 11)		15
Investments in equity accounted investees (Note 12)		0
Right-of-use assets		(92)
Finance lease receivable (Note 16)		116
Advances to related parties and other assets (Note 30)		0
Assets		0
Liabilities
Trade payables and other (Note 15)		(8)
Decommissioning provision (Note 18)		0
Deferred tax liabilities (Note 14)		8
Liabilities		0
Equity
Retained earnings		0
Equity		$ 0